Maturities of Debt Securities Classified as Held-to-maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Due within one year	¥ 22,378
Due after one year through five years	476
Due after five years through ten years	10,954
Due after ten years	842
Total	¥ 34,650	¥ 16,511